DISAGGREGATION OF REVENUES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUES

NOTE 15 — DISAGGREGATION OF REVENUES

Revenues generated from different revenue streams consist of the following:

	For the Three Months Ended March 31,
	2025	2024
Franchising revenue	$15,719,282	$15,110,268
Procurement revenue	14,332,783	13,195,984
Management services revenue	8,728,103	15,654,670
Rental services revenue	5,640,514	3,617,941
Others	2,908,019	7,229,179
Total	$47,328,701	$54,808,042

During the three months ended March 31, 2025 and 2024, the Company recognized revenue of $843,755 and $1,970,889 from the opening balance of advances from customers, respectively; and recognized no revenue from the opening balance of advances from customers — related parties.

As of March 31, 2025 and December 31, 2024, and for the three months ended March 31, 2025 and 2024, substantially all of our long-lived assets and revenues generated are attributed to the Company’s operations in Japan.

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 17 — DISAGGREGATION OF REVENUES

Revenues generated from different revenue streams consist of the following:

	For the Years Ended December 31,
	2024	2023
Franchising revenue	$61,033,032	$42,103,380
Procurement revenue	54,814,399	53,186,662
Management services revenue	53,113,155	72,282,549
Rental services revenue	16,141,714	7,336,768
Others	20,313,242	18,633,064
Total	$205,415,542	$193,542,423

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 17 — DISAGGREGATION OF REVENUES (cont.)

During the years ended December 31, 2024 and 2023, the Company recognized revenue of $1,970,889 and $973,866 from the opening balance of advances from customers, respectively; and revenue of nil and $1,382,803 from the opening balance of advances from customers — related parties, respectively.

As of December 31, 2024 and 2023, and for the years then ended, substantially all of our long-lived assets and revenues generated were attributed to the Company’s operation in Japan.